Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,545,174)	$ (5,883,611)	$ (7,964,772)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	17,251	21,136	14,121
Amortization of operating right-of-use assets	30,407	69,952	39,996
Amortization of discount on debt instrument	218,805	28,519	28,376
Amortization of capitalized software development costs	794,047	744,993	592,458
Interest expenses	314,096	87,366
Allowance for credit losses	30,358	125,651	41,605
Gain from disposal of equipment		(59)	(409)
Deferred tax expenses	3,114
Change in operating assets and liabilities:
Accounts receivable	703,868	(381,472)	154,702
Other receivables	159,897	(291,497)	33,237
Other receivables - related parties		35,966	(35,389)
Prepayments and other current assets	(601,877)	(1,478)	139,669
Prepayments – related party	(2,777,500)
Accounts payable	(12,248)	(286,625)	981,220
Other payables and accrued liabilities	2,154,760	724,177	575,978
Other payables - related parties	118,114	(177,276)	158,646
Deferred revenue	(6,981)	(97,633)	(229,263)
Operating lease liabilities	(28,459)	(67,603)	(38,429)
Employee benefit obligations	9,896
Net cash used in operating activities	(10,417,626)	(5,349,494)	(5,508,254)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(6,139)	(12,762)	(2,451)
Capitalized software development costs	(708,384)	(853,999)	(875,768)
Loan to a third party	(712,500)
Repayment of loan by a third party	311,628
Net cash used in investing activities	(1,115,395)	(866,761)	(878,219)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares			8,167,310
Proceeds from initial public offering	12,000,000
Payments for initial public offering costs	(2,316,725)
Payments of deferred offering costs		(52,438)	(354,790)
Proceeds from convertible notes	127,853	1,813,599
Proceeds from exercise of warrants	202,458	1,336,606	511,428
Repayments of secured borrowings – recourse factoring liabilities	(471,537)
Proceeds of bank loans		67,430
Repayments of bank loans	(491,666)	(534,077)	(475,294)
Net cash provided by financing activities	10,982,074	5,121,663	7,848,654
EFFECT OF EXCHANGE RATE CHANGES	(144,677)	56,539	(111,119)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(695,624)	(1,038,053)	1,351,062
CASH AND CASH EQUIVALENTS, beginning of the year	824,728	1,862,781	511,719
CASH AND CASH EQUIVALENTS, end of the year	129,104	824,728	1,862,781
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	87,793	29,525	33,239
Cash paid for interest	190,200	31,811	134,208
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities		169,434	66,927
Issuance of warrants	195,835	277,609
Incremental fair value on modification of warrants	1,223,013
Conversion of convertible notes and accrued interest into ordinary shares			8,048,620
Deferred offering cost charged to additional paid-in capital upon the initial public offering	1,874,663
Nonrelated Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan - related parties	3,845,186	2,379,102
Repayments of short-term loan - related parties	(1,897,673)	(160,000)
Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan - related parties	411,576	271,441
Repayments of short-term loan - related parties	$ (427,398)